TIME DEPOSITS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Time Deposits [Line Items]
2015	$ 62,464
2016	18,520
2017	7,662
2018	7,849
2019	7,189
2020 and thereafter	2,715
Time Deposits	$ 106,399